Condensed Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Total	Common shares Ordinary Shares	Common shares Deferred Shares	Common shares Deferred B Shares	Common shares Deferred C Shares	Additional Paid in Capital	Accumulated other comprehensive loss	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2020		52,346,231	34,425	88,893,548	1
Beginning balance at Dec. 31, 2020	$ 210,032	$ 3	$ 0	$ 118	$ 0	$ 595,016	$ (5,861)	$ (379,244)
Stockholders' Equity
Issuance of ordinary shares, net of issuance costs (in shares)		18,147,078
Issuance of ordinary shares, net of issuance costs	122,198					122,198
Share-based compensation expense and reversal	(670)					(670)
Vesting of restricted stock (in shares)		21,500
Vesting of restricted stock	0
Exercise of share options (in shares)		545
Exercise of share options	0
Unrealized loss on foreign currency translation	1,273						1,273
Net loss	(33,266)							(33,266)
Ending balance (in shares) at Mar. 31, 2021		70,515,354	34,425	88,893,548	1
Ending balance at Mar. 31, 2021	299,567	$ 3	$ 0	$ 118	$ 0	716,544	(4,588)	(412,510)
Beginning balance (in shares) at Dec. 31, 2020		52,346,231	34,425	88,893,548	1
Beginning balance at Dec. 31, 2020	210,032	$ 3	$ 0	$ 118	$ 0	595,016	(5,861)	(379,244)
Stockholders' Equity
Unrealized loss on foreign currency translation	2,815
Net loss	(66,440)
Ending balance (in shares) at Jun. 30, 2021		72,742,582	34,425	88,893,548	1
Ending balance at Jun. 30, 2021	283,682	$ 3	$ 0	$ 118	$ 0	732,290	(3,046)	(445,683)
Beginning balance (in shares) at Mar. 31, 2021		70,515,354	34,425	88,893,548	1
Beginning balance at Mar. 31, 2021	299,567	$ 3	$ 0	$ 118	$ 0	716,544	(4,588)	(412,510)
Stockholders' Equity
Issuance of ordinary shares, net of issuance costs (in shares)		2,069,466
Issuance of ordinary shares, net of issuance costs	14,340					14,340
Share-based compensation expense and reversal	1,280					1,280
Exercise of share options (in shares)		157,762
Exercise of share options	126					126
Unrealized loss on foreign currency translation	1,542						1,542
Net loss	(33,173)							(33,173)
Ending balance (in shares) at Jun. 30, 2021		72,742,582	34,425	88,893,548	1
Ending balance at Jun. 30, 2021	283,682	$ 3	$ 0	$ 118	$ 0	732,290	(3,046)	(445,683)
Beginning balance (in shares) at Dec. 31, 2021		90,907,830	34,425	88,893,548	1
Beginning balance at Dec. 31, 2021	313,320	$ 4	$ 0	$ 118	$ 0	843,108	(8,570)	(521,340)
Stockholders' Equity
Share-based compensation expense and reversal	2,340					2,340
Exercise of share options (in shares)		111
Exercise of share options	0
Unrealized loss on foreign currency translation	(7,455)						(7,455)
Net loss	(37,062)							(37,062)
Ending balance (in shares) at Mar. 31, 2022		90,907,941	34,425	88,893,548	1
Ending balance at Mar. 31, 2022	271,143	$ 4	$ 0	$ 118	$ 0	845,448	(16,025)	(558,402)
Beginning balance (in shares) at Dec. 31, 2021		90,907,830	34,425	88,893,548	1
Beginning balance at Dec. 31, 2021	313,320	$ 4	$ 0	$ 118	$ 0	843,108	(8,570)	(521,340)
Stockholders' Equity
Unrealized loss on foreign currency translation	(24,941)
Net loss	(79,120)
Ending balance (in shares) at Jun. 30, 2022		90,909,783	34,425	88,893,548	1
Ending balance at Jun. 30, 2022	214,521	$ 4	$ 0	$ 118	$ 0	848,370	(33,510)	(600,461)
Beginning balance (in shares) at Mar. 31, 2022		90,907,941	34,425	88,893,548	1
Beginning balance at Mar. 31, 2022	271,143	$ 4	$ 0	$ 118	$ 0	845,448	(16,025)	(558,402)
Stockholders' Equity
Share-based compensation expense and reversal	2,922					2,922
Exercise of share options (in shares)		1,842
Exercise of share options	0
Unrealized loss on foreign currency translation	(17,485)						(17,485)
Net loss	(42,059)							(42,059)
Ending balance (in shares) at Jun. 30, 2022		90,909,783	34,425	88,893,548	1
Ending balance at Jun. 30, 2022	$ 214,521	$ 4	$ 0	$ 118	$ 0	$ 848,370	$ (33,510)	$ (600,461)